RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]
The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2016 and 2015, are as follows:

		2016
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$32,952	$4,547	$28,405
Series 21	23,153	2,051	21,102
Series 22	42,810	5,911	36,899
Series 23	61,058	17,569	43,489
Series 24	50,352	5,858	44,494
Series 25	23,736	7,360	16,376
Series 26	103,978	21,841	82,137
Series 27	153,432	21,380	132,052
Series 28	97,548	10,250	87,298
Series 29	87,860	14,619	73,241
Series 30	84,544	39,690	44,854
Series 31	172,957	34,914	138,043
Series 32	203,918	19,042	184,876
Series 33	72,927	20,420	52,507
Series 34	115,404	32,215	83,189
Series 35	132,845	16,403	116,442
Series 36	126,759	10,242	116,517
Series 37	157,320	11,514	145,806
Series 38	164,400	20,692	143,708
Series 39	123,228	11,135	112,093
Series 40	193,581	13,204	180,377
Series 41	228,916	44,348	184,568
Series 42	196,400	39,673	156,727
Series 43	256,108	62,264	193,844
Series 44	254,628	34,849	219,779
Series 45	283,200	76,242	206,958
Series 46	249,528	31,291	218,237

	$3,693,542	$629,524	$3,064,018

		2015
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$66,576	$123,117	$(56,541)
Series 21	57,300	37,051	20,249
Series 22	59,835	27,311	32,524
Series 23	83,109	115,250	(32,141)
Series 24	64,002	83,730	(19,728)
Series 25	27,661	8,260	19,401
Series 26	152,491	111,234	41,257
Series 27	163,014	22,076	140,938
Series 28	173,354	93,978	79,376
Series 29	230,779	47,727	183,052
Series 30	143,019	81,311	61,708
Series 31	294,288	66,713	227,575
Series 32	256,588	23,342	233,246
Series 33	118,662	59,633	59,029
Series 34	226,928	100,863	126,065
Series 35	198,216	24,985	173,231
Series 36	132,480	14,079	118,401
Series 37	196,940	43,500	153,440
Series 38	164,400	19,315	145,085
Series 39	134,085	9,022	125,063
Series 40	200,016	14,607	185,409
Series 41	237,564	18,131	219,433
Series 42	248,290	84,524	163,766
Series 43	306,780	38,745	268,035
Series 44	254,628	48,108	206,520
Series 45	283,200	35,650	247,550
Series 46	249,528	22,723	226,805

	$4,723,733	$1,374,985	$3,348,748

Schedule Of Management Fees Paid [Table Text Block]
The fund management fees paid for the years ended March 31, 2016 and 2015, are as follows:

	2016	2015

Series 20	$95,580	$50,000
Series 21	3,177	-
Series 22	32,873	142,116
Series 23	215,459	426,346
Series 24	50,352	64,002
Series 25	23,736	27,661
Series 26	103,978	152,491
Series 27	153,432	207,252
Series 28	97,548	879,536
Series 29	323,993	-
Series 30	346,084	-
Series 31	3,075,470	604,556
Series 32	118,416	62,000
Series 33	53,079	-
Series 34	589,727	50,000
Series 35	44,000	50,000
Series 36	25,000	50,054
Series 37	-	-
Series 38	25,000	-
Series 39	29,999	-
Series 40	-	-
Series 41	-	-
Series 42	153,508	-
Series 43	50,000	-
Series 44	-	-
Series 45	-	-
Series 46	25,000	-

	$5,635,411	$2,766,014

Schedule Of Advances From Affiliate [Table Text Block]
The total advances as of March 31, 2016 and 2015, are as follows:

	2016	2015

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	-	54,660
Series 34	133,578	133,578
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	220,455	220,455
Series 40	-	370,404
Series 41	-	359,757
Series 42	-	221,615
Series 43	-	-
Series 44	191,791	88,620
Series 45	38,091	23,185
Series 46	-	-

	$583,915	$1,472,274

Schedule Of General Administrative and Professional Fees [Table Text Block]
During the years ended March 31, 2016 and 2015, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2016	2015

Series 20	$12,732	$11,573
Series 21	10,033	8,823
Series 22	11,286	10,045
Series 23	12,754	11,378
Series 24	12,258	10,985
Series 25	12,389	11,555
Series 26	15,060	14,657
Series 27	11,955	11,275
Series 28	13,986	12,468
Series 29	13,243	12,872
Series 30	11,526	11,064
Series 31	15,216	13,474
Series 32	14,108	12,697
Series 33	10,788	9,883
Series 34	12,228	11,371
Series 35	11,982	10,999
Series 36	10,821	9,543
Series 37	10,713	9,561
Series 38	11,412	10,049
Series 39	10,834	9,468
Series 40	11,475	10,775
Series 41	13,418	11,646
Series 42	13,235	11,625
Series 43	14,178	12,922
Series 44	10,671	10,125
Series 45	14,906	14,188
Series 46	12,545	11,581

	$335,752	$306,602